LAND USE RIGHTS AND LEASEHOLD LAND - Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Note for land use rights and leasehold land
Amortization	¥ 295,901	¥ 275,877	¥ 244,361
Land use rights		3,577,012		$ 622,543	¥ 4,280,291
Carrying amount of pledged intangible assets		1,111,705			772,597
Certificates of land use rights
Note for land use rights and leasehold land
Land use rights		¥ 516,000			687,000
Land parcels
Note for land use rights and leasehold land
Carrying value to total asset value (as a percent)	0.34	0.26
Land use rights and leasehold land
Note for land use rights and leasehold land
Amortization	¥ 107,537	¥ 91,579
Land use rights		3,577,012	¥ 3,198,047		4,280,291
Carrying amount of pledged intangible assets		¥ 177,000			¥ 328,000